Intangible Assets, Net - Summary of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Total	¥ 1,985,787	¥ 1,966,758
Less: accumulated amortization	(909,976)	(598,917)
Intangible assets	1,075,811	1,367,841
Business Cooperation Agreement
Finite Lived Intangible Assets [Line Items]
Total	1,554,046	1,535,017
Brand Names
Finite Lived Intangible Assets [Line Items]
Total	321,000	321,000
NCC
Finite Lived Intangible Assets [Line Items]
Total	79,141	79,141
Technology/platform
Finite Lived Intangible Assets [Line Items]
Total	¥ 31,600	¥ 31,600